Off balance sheet commitments	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Off balance sheet commitments	Off balance sheet commitments
The off balance sheet commitments presented below are shown at their nominal value.
D.21.1. Off balance sheet commitments relating to operating activities
Off balance sheet commitments relating to Sanofi’s operating activities comprise the following:

December 31, 2023		Payments due by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Leases with a term of less than 12 months, low value asset leases and lease contracts committed but not yet commenced(a)	221	24	26	25	146
Irrevocable purchase commitments(b)
•given(c)	6,141	2,446	2,090	778	827
•received	(550)	(443)	(96)	(11)	—
Research and development license agreements - commitments given
•commitments related to R&D and other commitments(d)	381	256	101	15	9
•contingent milestone payments in connection with development programs in progress(e)	4,886	280	1,757	818	2,031
Total - net commitments given	11,079	2,563	3,878	1,625	3,013
(a)    Includes the variable portion of future lease payments not recognized as lease liabilities as of December 31, 2023; the equivalent amount of these commitments as of December 31, 2022 was €38 million.
During 2023, Sanofi signed a 15-year lease which will take effect in 2025 and for which Sanofi is committed for a minimum period of 12 years, corresponding to a minimum commitment of $0.2 billion. The lease includes two extension options of five years each.
(b)    These comprise irrevocable commitments to suppliers of (i) property, plant and equipment, net of down-payments (see Note D.3.) and (ii) goods and services. As of December 31, 2022, irrevocable commitments amounted to €6,194 million given and €574 million received.
(c)    Irrevocable purchase commitments given as of December 31, 2023 include €926 million of commitments to joint ventures, and the commitment to EUROAPI as described in Note D.2. and amounting to €804 million as of December 31, 2023.
(d)    Commitments related to R&D, and other commitments, amounted to €259 million as of December 31, 2022.
(e)    This line includes only contingent milestone payments on development projects in progress. The equivalent amount as of December 31, 2022 was €2,919 million.

In pursuance of its strategy, Sanofi may acquire technologies and rights to products. Such acquisitions may be made in various contractual forms: acquisitions of shares, loans, license agreements, joint development, and co-marketing. These arrangements generally involve upfront payments on signature of the agreement, development milestone payments, and royalties. Some of these complex agreements include undertakings to fund research programs in future years and payments contingent upon achieving specified development milestones, the granting of approvals or licenses, or the attainment of sales targets once a product is commercialized.
The “Research and development license agreements” line comprises future service commitments to fund research and development or technology, and contingent milestone payments regarded as reasonably achievable (i.e. all potential milestone payments relating to projects in the development phase, for which the future financial consequences are known or probable and for which there is a sufficiently reliable estimate). This line excludes:
•commitments given relating to (i) projects in the research phase, amounting to €16.8 billion as of December 31, 2023 and €18.0 billion as of December 31, 2022 and (ii) payments contingent upon the attainment of sales targets once a product is commercialized, amounting to €17.9 billion as of December 31, 2023 and €18.5 billion as of December 31, 2022);
•commitments received amounting to €10.0 billion as of December 31, 2023 (€8.8 billion as of December 31, 2022), mainly comprising research, development and commercialization agreements with partners further to the acquisitions of (i) Ablynx (€0.9 billion as of December 31, 2023, versus €1.0 billion as of December 31, 2022); (ii) Kymab (€0.2 billion as of December 31, 2023, versus €0.2 billion as of December 31, 2022) and (iii) Provention Bio (€0.3 billion as of December 31, 2023), plus contingent consideration receivable based on attainment of regulatory and sales milestones for commercialized products under the terms of licenses or rights assignment agreements amounting to €8.5 billion as of December 31, 2023 (€7.6 billion as of December 31, 2022).
The major agreements entered into by Sanofi in 2023 are described below:
•on June 19, 2023, Sanofi expanded its collaboration with Scribe Therapeutics signed in September 2022 and entered into an exclusive license agreement on CasX-Editor(XE) genome editing technology associated with guide RNAs for multiple targets including sickle cell disease and other genomic diseases. Under the terms of the agreement, Scribe Therapeutics received an upfront payment of $40 million and may receive more than $1.2 billion based on the achievement of certain milestones;
•on October 3, 2023, Sanofi entered into an agreement with Janssen Pharmaceuticals, Inc. (Janssen), to develop and commercialize the vaccine candidate against extra intestinal pathogenic strains of E. coli developed by Janssen, currently in Phase 3. Under the terms of the agreement, both parties will co-fund current and future research and development costs. Sanofi paid $175 million upfront to Janssen and may pay to Janssen milestone payments contingent on the attainment of certain development and commercial objectives;
•on October 4, 2023, Sanofi entered into a collaboration with Teva Pharmaceuticals to co-develop and co-commercialize asset TEV’574, currently in Phase 2b clinical trials for the treatment of Ulcerative Colitis and Crohn's Disease, two types of inflammatory bowel disease. Under the terms of the new collaboration agreement, Teva received an upfront payment of €469 million ($500 million) and may receive up to €940 million ($1 billion) in milestone payments, depending on the achievement of development and commercialization goals.
In addition, by acquiring all of the outstanding shares of Provention Bio, Inc. on April 27, 2023 (see Note D.1.), Sanofi assumed commitments amounting to €946 million made by that company to various partners under collaboration agreements previously entered into.
The amount of commitments as of December 31, 2023 also includes commitments under agreements entered into by Sanofi in prior years, the principal ones of which are described below. For a full description of each agreement, refer to the Annual Report on Form 20-F for the year in which the agreement was entered into.
The major agreements entered into by Sanofi in 2022 are described below:
•with Exscentia: an innovative license agreement and research collaboration to develop up to 15 novel small molecule candidates across oncology and immunology, leveraging Exscientia’s end-to-end AI-driven platform utilizing actual patient samples;
•with ABL Bio: a licensing and collaboration agreement for the development of ABL301, a bispecific antibody intended as a treatment for alpha-synucleinopathies;
•a collaboration and exclusive license agreement with Adagene Inc., a company specializing in the discovery and development of antibody-based therapies;
•a strategic risk-sharing collaboration with Blackstone under which funds managed by Blackstone Life Sciences (BXLS) will contribute up to €300 million to accelerate the global pivotal studies and clinical development program for the subcutaneous formulation and delivery of the anti-CD38 antibody SARCLISA, to treat patients with multiple myeloma. That amount will be paid to Sanofi on the basis of development expenses incurred. In addition, Sanofi may pay royalties on future sales of this solution;
•an exclusive collaboration agreement with IGM Biosciences, Inc. to create, develop, manufacture and commercialize IgM antibody agonists against three oncology targets and three immunology/inflammation targets;
•a collaboration agreement with Skyhawk Therapeutics, Inc. to discover and develop novel small molecules that modulate RNA splicing to address challenging oncology and immunology targets;
•a collaboration agreement with Atomwise that will leverage its ATOMNET platform to identify and synthesize up to five drug targets;
•a research collaboration with Scribe Therapeutics to leverage its CRISPR by Design platform and to obtain a non-exclusive license to genome editing CasX-Editor(XE) technology for multiple oncology targets;
•a strategic research collaboration with Insilico Medicine to leverage Insilico Medicine’s AI platform, Pharma.AI, to advance drug development candidates for up to six new therapeutic targets;
•Sanofi and Innate Pharma SA announced an expansion of their collaboration, with Sanofi licensing a natural killer (NK) cell engager program targeting B7-H3 from Innate’s ANKET (Antibody-based NK Cell Engager Therapeutics) platform.
The principal agreements entered into by Sanofi in previous years are listed below:
•Biond Biologics (2021): license agreement for the development and commercialization of BND-22 (a humanized IgG4 antagonist antibody targeting the Ig-like transcript 2 (ILT2) receptor, in development for the treatment of solid tumors);
•Kymera (2020): agreement to develop and commercialize protein degrader therapies targeting IRAK4 in patients with immune-inflammatory diseases;
•Nurix Therapeutics (2020): collaboration to develop novel targeted protein degradation therapies;
•Denali Therapeutics Inc. (2018): collaboration agreement on the development of multiple molecules with the potential to treat a range of neurological and systemic inflammatory diseases. The two lead molecules are DNL747 in multiple sclerosis and amyotrophic lateral sclerosis, and DNL758 in systemic inflammatory diseases such as rheumatoid arthritis and psoriasis;
Sanofi and one of its alliance partners have decided to terminate the following agreement (the related commitments are no longer included in Sanofi’s off balance sheet disclosures as of December 31, 2023):
•on January 6, 2023, Sanofi and Regulus Therapeutics Inc. terminated their collaboration and license agreement on the discovery, development and commercialization of new micro-RNA derived molecules in fibrosis. The termination took effect on February 5 ,2023.
In addition, under the collaboration agreement with Regeneron on monoclonal antibodies (see Note C.1.), Sanofi is entitled to receive an additional share of quarterly profits (capped at 10% of Regeneron’s share of quarterly profits until March 31, 2022, and thereafter at 20%), until Regeneron has paid 50% of the cumulative development costs incurred by the parties to the alliance. As of December 31, 2023 this represented total commitments received of €2.1 billion (versus €2.7 billion as of December 31, 2022), against cumulative development costs of €8.6 billion.
Sanofi entered into an agreement with Royalty Pharma in December 2014 relating to development programs, under which Royalty Pharma bore a portion of the remaining development costs of the project on a quarterly basis in return for royalties on future sales. The products in development under that agreement have been launched in territories including the United States and Europe, marking the end of the joint development programs.
On February 27, 2017, Sanofi and Lonza announced a strategic partnership in the form of a joint venture (BioAtrium AG) to build and operate a large-scale mammalian cell culture facility for monoclonal antibody production in Visp, Switzerland. An initial investment of approximately €0.3 billion to finance construction of the facility, split 50/50 between the two partners, has now been made in full. In addition, Sanofi could pay BioAtrium AG in the region of €0.6 billion over the 2023-2031 period as its share of operating expenses and the cost of producing future batches.
In February 2014, pursuant to the “Pandemic Influenza Preparedness Framework for the sharing of influenza viruses and access to vaccines and other benefits” (still effective as of December 31, 2023), Sanofi Pasteur and the World Health Organization (WHO) signed a bilateral “Standard Material Transfer Agreement” (SMTA 2). This agreement stipulates that Sanofi Pasteur will, during declared pandemic periods, (i) donate 7.5% of its real-time production of pandemic vaccines against any strain with potential to cause a pandemic, and (ii) reserve a further 7.5% of such production on affordable terms. The agreement cancels and replaces all preceding commitments to donate pandemic vaccines to the WHO.
D.21.2. Off balance sheet commitments relating to financing activities
Credit facilities
Undrawn credit facilities are as follows:

December 31, 2023	Total	Expiry
(€ million)		Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
General-purpose credit facilities	8,000	—	—	4,000	4,000
As of December 31, 2023, total credit facilities amounted to €8,000 million (versus €8,000 million as of December 31, 2022 and €8,000 million as of December 31, 2021).
Guarantees
The table below shows the amount of guarantees given and received:

(€ million)	2023	2022	2021
Guarantees given:	3,936	3,815	3,794
•Guarantees provided to banks in connection with credit facilities	1,067	1,007	1,042
•Other guarantees given	2,869	2,808	2,752
Guarantees received	(1,272)	(1,229)	(1,149)
D.21.3. Off balance sheet commitments relating to asset acquisitions and divestments, and to changes in the scope of consolidation
As of December 31, 2023, Sanofi had received commitments amounting in aggregate to €0.3 billion in respect of (i) divestments of assets relating to transactions not yet finalized as of that date and (ii) contingent consideration arising under past agreements.
Off balance sheet commitments of a financing nature with associates and joint ventures are disclosed in Note D.6.
Off-balance sheet commitments relating to securities classified in the categories Equity instruments at fair value through other comprehensive income and Unquoted debt securities not meeting the definition of equity instruments are respectively disclosed in Notes D .7.1. and D.7.3..
The maximum amount of contingent consideration relating to business combinations is disclosed in Note D.18.